COMMON STOCK - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Apr. 22, 2022	Feb. 01, 2021	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Aug. 26, 2024	Aug. 15, 2024	Jun. 30, 2023	Jun. 01, 2023	Apr. 22, 2023	Dec. 30, 2022	Dec. 29, 2022	Apr. 02, 2022	Mar. 31, 2021	Jun. 30, 2020	Jun. 16, 2020
Share-based compensation expense:
Common stock, shares authorized (in shares)			225,000,000		225,000,000	225,000,000	225,000,000								125,000,000
Repayments of secured debt			$ 13,537	$ 3,247	$ 5,747	$ 24,596	$ 94,301
Total shares reserved for future issuance (in shares)					38,377
Common stock, par value (in dollars per share)			$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Senior Secured Term Loan
Share-based compensation expense:
Minimum registrable securities to request a S-1																		40.00%
June 2020 Warrants [Member]
Share-based compensation expense:
Class of warrant or right, additional warrants issued (in shares)															12,806
Warrant exercise price (in dollars per share)					55.40	55.80	60.00								$ 55.80
June 2020 Warrants [Member] | Warrant Repricing Feature
Share-based compensation expense:
Warrant exercise price (in dollars per share)	$ 55.40
June 2020 Warrants [Member] | Advisor
Share-based compensation expense:
Class of warrant or right, additional warrants issued (in shares)																	2,500
Warrant exercise price (in dollars per share)																	$ 60.00
December 2018 Warrants [Member]
Share-based compensation expense:
Class of warrant or right, additional warrants issued (in shares)	1,021
Warrant exercise price (in dollars per share)	$ 26.60				26.60	$ 26.60	$ 26.60
June 2023 Warrants [Member]
Share-based compensation expense:
Class of warrant or right, additional warrants issued (in shares)												1,363
Warrant exercise price (in dollars per share)			6.20		$ 20.00						$ 20.00
June 2023 Warrants [Member] | Advisor
Share-based compensation expense:
Class of warrant or right, additional warrants issued (in shares)										2,500
Warrant exercise price (in dollars per share)										$ 20.00
Amended And Restated Warrants
Share-based compensation expense:
Warrant exercise price (in dollars per share)								$ 6.20
Warrants called in period (in shares)								430,711
Minimum | June 2020 Warrants [Member]
Share-based compensation expense:
Warrant exercise price (in dollars per share)			6.20
Minimum | December 2018 Warrants [Member]
Share-based compensation expense:
Warrant exercise price (in dollars per share)			6.20
Maximum | June 2020 Warrants [Member]
Share-based compensation expense:
Warrant exercise price (in dollars per share)			54.19
Maximum | December 2018 Warrants [Member]
Share-based compensation expense:
Warrant exercise price (in dollars per share)			$ 26.04
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense:
Vesting period					3 years
Unrecognized compensation cost related to stock options granted					$ 2,600
Weighted-average period for recognition (in years)					2 years
Awards vested, fair value					$ 6,400	$ 5,200	$ 5,000
Shares granted (in shares)					60,000,000	145,000,000	140,000,000
Employee Stock Purchase Plan [Member]
Share-based compensation expense:
Shares available for future equity grants (in shares)					4,400,000	4,400,000	34,400,000									53,900,000
Common stock purchase price, percentage					85.00%
Market (PSUs)
Share-based compensation expense:
Unrecognized compensation cost related to stock options granted					$ 600
Weighted-average period for recognition (in years)					1 year
Shares granted (in shares)					6,000	20,000	30,000
Performance PSUs
Share-based compensation expense:
Weighted-average period for recognition (in years)					1 year
Shares granted (in shares)					46,000	45,000	0
Performance Shares [Member]
Share-based compensation expense:
Awards vested, fair value					$ 1,000	$ 1,900	$ 3,900
2012 Long-Term Incentive Plan
Share-based compensation expense:
Shares authorized (in shares)					400,000
Shares available for future equity grants (in shares)					300,000
2012 Long-Term Incentive Plan | Stock options, PSUs, and Restricted Shares
Share-based compensation expense:
Shares outstanding (in shares)					100,000
2021 Inducement Plan
Share-based compensation expense:
Common stock, shares authorized (in shares)													75,000	38,500
2021 Inducement Plan | Stock options
Share-based compensation expense:
Plan term		7 years
2021 Inducement Plan | Stock options | Minimum
Share-based compensation expense:
Vesting period		2 years
2021 Inducement Plan | Stock options | Maximum
Share-based compensation expense:
Vesting period		3 years
2021 Inducement Plan | Restricted Stock Units (RSUs) [Member]
Share-based compensation expense:
Plan term		7 years
2021 Inducement Plan | Restricted Stock Units (RSUs) [Member] | Minimum
Share-based compensation expense:
Vesting period		2 years
2021 Inducement Plan | Restricted Stock Units (RSUs) [Member] | Maximum
Share-based compensation expense:
Vesting period		3 years
Rights Offering
Share-based compensation expense:
Number of shares issued in transaction (in shares)	1,500,000
Sale of stock, price per share (in dollars per share)	$ 45
Maximum available amount	$ 66,200
Repayments of secured debt	$ 20,000